4. SMALL BUSINESS ASSOCIATION LOAN	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
4. SMALL BUSINESS ASSOCIATION LOAN

NOTE 4 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10 year period and has a variable interest rate of 4.75% above the prime rate listed in the Wall Street Journal. The effective interest rate as of December 31, 2013 and 2012 was 7.75% and 8.0%, respectively.

The five year maturities are as follows:

2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	2,059
$7,288